GOODWILL (Tables)	12 Months Ended
Jun. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Carrying Amount of Goodwill

Changes in the carrying amount of goodwill were as follows:

(In millions)	June 30, 2022	Acquisitions	Other	June 30, 2023	Acquisitions		Other		June 30, 2024

Productivity and Business Processes	$31,395	$11	$(47)	$31,359	$0		$2		$31,361
Intelligent Cloud	25,389	223	64	25,676	0		(28)		25,648
More Personal Computing	10,740	0	111	10,851	51,235	(a)	125	(a)	62,211

Total	$67,524	$234	$128	$67,886	$51,235		$99		$119,220

(a)
Includes goodwill of $51.0 billion related to Activision Blizzard. See Note 8 – Business Combinations for further information.